Group entities (Ownership interest in subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Watt New Aggregator L.P. (Westinghouse) [Member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	49.00%	0.00%
Principal place of business of joint venture	US
JV Inkai Associate [Member]
Disclosure of subsidiaries [line items]
Ownership interest in associates	40.00%	40.00%
Principal place of business of associate	Kazakhstan
Cameco Fuel Manufacturing Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Canada
Cameco Marketing Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Canada
Cameco Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	US
Power Resources, Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	US
Crow Butte Resources, Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	US
Cameco Australia Pty. Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Australia
Cameco Europe Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Switzerland
Cameco U.S. Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	US